SHARE-BASED COMPENSATION - Employee option activity (Details) - Stock Options $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Summary of employee option activity under the Plan
Outstanding at beginning of the year (in shares) | shares	5,905,388	8,890,629
Granted (in shares) | shares	965,000	1,063,293	5,296,204
Forfeited (in shares) | shares	(247,232)	(2,086,050)
Exercised (in shares) | shares	(325,190)	(1,962,484)
Outstanding at end of the year (in shares) | shares	6,297,966	5,905,388	8,890,629
Vested and exercisable at end of the year (in shares) | shares				3,067,157
Vested and expected to vest at end of the year (in shares) | shares				6,297,966
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 2.44	$ 1.76
Share options granted (in dollars per share) | $ / shares	2.58	4.12	$ 2.17
Forfeited (in dollars per share) | $ / shares	2.10	1.99
Exercised (in dollars per share) | $ / shares	1.62	0.76
Outstanding at end of the year (in dollars per share) | $ / shares	2.52	$ 2.44	$ 1.76
Vested and Exercisable at end of the year (in dollars per share) | $ / shares	2.18
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 2.52
Weighted average remaining contractual term
Outstanding (in years)	7 years 3 months 25 days	7 years 11 months 15 days	8 years 3 months 10 days
Vested and Exercisable (in years)	6 years 7 months 2 days
Vested and expected to vest (in years)	7 years 3 months 25 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 22,807	$ 36,888
Outstanding at end of the year | $	$ 21,389	$ 22,807	$ 36,888
Vested and Exercisable at end of the year | ¥				¥ 11,500
Vested and expected to vest at end of the year | ¥				¥ 21,389